Risks and Financial Instruments - Sensitivity analysis of assets and liabilities in foreign currency (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Income statement effect	R$ (25,230)
Total	(25,230)
Income statement effect	25,230
Total	R$ 25,230